Income Taxes - Reconciliation of the Provision for Income Taxes, With the Amount Computed by Applying United Kingdom Statutory Main Corporation Tax Rates (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Income Tax Disclosure [Abstract]
Income (loss) before provision for income taxes	$ 323,413	$ (17,031)	$ 340,217
United Kingdom statutory tax rate (as a percent)	20.00%	20.25%	21.50%
Theoretical tax expense (benefit)	$ 64,682	$ (3,449)	$ 73,147
IRAP and other local taxes	36,754	29,697	49,806
Italian tax litigation settlement	15,256	0	19,934
Tax cost of dividend	4,619	12,888	3,903
Foreign losses with no tax benefit	3,610	7,495	12,255
Foreign tax expense, net of federal benefit	3,457	9,003	10,765
Nondeductible expenses	2,659	30,244	9,052
Italian reorganization tax	0	13,405	35,989
Non-controlling interest	(3,605)	8,565	5,015
Research and development tax credit	(4,980)	(4,393)	(507)
Non-taxable gains on investments	(5,880)	0	0
Provision to return adjustment	(6,705)	(1,434)	(533)
Impact of changes in tax law	(8,422)	(4,746)	(1,028)
Italian allowance for corporate equity	(9,243)	(6,929)	(5,355)
Change in unrecognized tax benefits	(10,914)	(15,593)	427
Foreign tax differential	(17,013)	(48,407)	15,768
Other	(5,069)	12,550	11,775
Provision for income taxes	$ 59,206	$ 38,896	$ 240,413
Effective tax rate (as a percent)	18.30%	(228.40%)	70.70%